Taxation - Exchange differences on foreign exchange (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Taxes [Abstract]
Exchange differences on translating foreign operations, before tax	R (60,331)	R (80,870)	R 90,665
Exchange differences on translating foreign operations, tax impact	(237)	(59)	(2,466)
Exchange differences on translating foreign operations	(60,568)	(80,929)	88,199
Taxation recognized in other comprehensive income, before tax	(60,331)	(80,870)	90,665
Taxation recognized in other comprehensive income, tax impact	(237)	(59)	(2,466)
Other comprehensive (loss)/income for the year, net of tax	R (60,568)	R (80,929)	R 88,199